Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Cash Flows from Operating Activities:
Net income / (loss)	$ 20,628	$ (26,229)
Adjustments to reconcile net income/(loss) to net cash provided by/(used in) operating activities:
Depreciation	43,243	40,387
Amortization of debt issuance costs (Note 7)	1,367	1,288
Loss on debt extinguishment (Note 7)	21	358
Loss / (gain) on sale of vessels (Note 5)	0	370
Stock-based compensation (Note 11)	5,011	6,360
Non-cash effects of derivative financial instruments (Note 13)	(573)	(706)
Fair value hedge adjustment	(1,405)	0
Change in fair value of forward freight derivatives (Note 13)	(349)	41
Other non-cash charges	60	29
Amortization of deferred gain (Note 5)	0	(37)
Equity in income of investee	(49)	(4)
(Increase)/Decrease in:
Trade accounts receivable	(8,572)	(7,843)
Inventories	(2,912)	376
Prepaid expenses and other current assets	(1,429)	424
Due from related parties	151	748
Due from managers	0	1,430
Increase/(Decrease) in:
Accounts payable	3,771	651
Due to related parties	26	(22)
Accrued liabilities	957	(1,624)
Due to managers	2,984	4,320
Deferred revenue	(1,843)	(197)
Net cash provided by / (used in) Operating Activities	61,087	20,120
Cash Flows from Investing Activities:
Advances for vessels under construction and acquisition of vessels and other assets	(115,896)	(116,679)
Cash proceeds from vessel sales (Note 5)	0	7,656
Hull and machinery insurance proceeds	304	0
Net cash provided by / (used in) Investing Activities	(115,592)	(109,023)
Cash Flows from Financing Activities:
Proceeds from bank loans and leases	129,984	95,936
Loan and lease prepayments and repayments	(108,722)	(5,190)
Financing fees paid	(569)	(737)
Proceeds from issuance of common stock	0	51,454
Offering expenses paid related to the issuance of common stock	0	(900)
Refund of financing premia	1,247	0
Offering expenses paid related to secondary offerings	(439)	0
Net cash provided by / (used in) Financing Activities	21,501	140,563
Net increase/(decrease) in cash and cash equivalents and restricted cash	(33,004)	51,660
Cash and cash equivalents and restricted cash at beginning of period	273,500	195,762
Cash and cash equivalents and restricted cash at end of period	240,496	247,422
Cash paid during the period for:
Interest	$ 27,774	$ 23,575